Property and Equipment, Net - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Cost	¥ 796,021	¥ 747,891
Accumulated depreciation and amortization	(360,362)	(296,393)
Net carrying amounts	435,659	451,498
Depreciation and amortization expense	100,462	107,040	¥ 82,795
Impairment loss	22,872	0
Leasehold improvements
Property and Equipment, Net
Cost	563,625	560,639
Impairment loss	135	0	¥ 0
Vehicles
Property and Equipment, Net
Cost	22,313	25,586
Tools, furniture and fixtures
Property and Equipment, Net
Cost	¥ 210,083	¥ 161,666